Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share

The following table sets forth the computation of the Company’s basic and diluted net income per Class A common share:

May 23 - June 30
2018

Numerator:
Net income attributable to EVO Payments, Inc.	$16,713

Denominator:
Weighted average Class A common stock outstanding	17,293,355
Effect of dilutive securities	139,367

Total dilutive securities	17,432,722

Earnings per share:
Basic	$0.97
Diluted	$0.96

Antidilutive securities:
Stock options	163,144
Convertible Class C common stock	2,560,955
Convertible Class D common stock	24,305,155